SHAREHOLDERS' EQUITY (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) ₪ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) ₪ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 USD ($) ₪ / shares shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2018 ₪ / shares	Dec. 31, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share capital, amount authorized | $	$ 20,000	$ 20,000
Ordinary shares, shares authorized | shares	200,000,000	200,000,000	200,000,000	200,000,000
Ordinary shares, par value per share | ₪ / shares							₪ 0.1	₪ 0.1
Purchase of ordinary shares | $
Intrinsic value of options outstanding | $	3,510	$ 3,510	1,518	$ 1,518	$ 1,063	$ 1,063
Intrinsic value of options exercisable | $	2,791	2,791	1,058	1,058	684	684
Intrinsic value of options vested and expected to vest | $	3,399	$ 3,399	1,246	$ 1,246	819	$ 819
Intrinsic value of options exercised | $	$ 769		$ 201		$ 176
Stock options vested during period | shares	226,317
Weighted average remaining contractual life of options outstanding	3 years 5 months 12 days
Weighted-average remaining contractual life of exercisable options	3 years 2 months 30 days
Weighted-average grant-date fair value of the options granted | ₪ / shares		$ 2.89		$ 2.89		$ 2.36
Options outstanding | shares	1,453,741	1,453,741	1,736,143	1,736,143	2,189,297	2,189,297			1,959,014
Stock options granted | shares			62,200		676,550
Stock options granted, exercise price | ₪ / shares				$ 5.91		$ 4.93
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested stock options | $	$ 402	$ 402
Unrecognized compensation cost, recognition period	3 years 4 days
Shares available for future issuance | shares	34,652	34,652
Vesting period for plan	4 years
Options, expiration period	10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested stock options | $	$ 8,001	$ 8,001
Unrecognized compensation cost, recognition period	3 years 4 days
Number of restricted stock units outstanding | shares	1,652,060	1,652,060	1,252,031	1,252,031	713,090	713,090
Granted | shares	1,001,000		996,200
Restricted Stock Units (RSUs) [Member] | 2006 option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	4 years
Restricted Stock Units (RSUs) [Member] | 2016 option plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | shares	1,001,000		996,200